Label	Element	Value
(Fixed Income SHares: Series C)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses you pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio's operating expenses remain the same (taking into account the Expense Limitation Agreement each year). Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Portfolio's turnover rate for the fiscal year ended December 31, 2018 was 450%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	450.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
FISH: Series C seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. and foreign fixed income instruments including (but not limited to): corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; inflation-indexed bonds issued by corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; mortgage-related and other asset-backed securities, including collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), other collateralized debt obligations ("CDOs") and other similarly structured securities; and derivative instruments that have economic characteristics similar to the securities referenced above.
The Portfolio may invest up to 50% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's Investor Services ("Moody's"), or equivalently rated by Standard & Poor's ("S&P") or Fitch, Inc. ("Fitch") or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non- U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are economically tied to emerging market countries.
The Portfolio may invest up to 55% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. Mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation. The Portfolio may invest without limitation in mortgage-related and other asset-backed securities, including mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Although the Portfolio may invest in derivatives of any kind, it expects to invest in futures contracts, swaps and forward foreign currency contracts and to write (sell) put and call options on securities for hedging, risk management or other purposes, including for the purpose or having the effect of creating leverage. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular sector or security.
The Portfolio will not change its policy to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the Securities and Exchange Commission (the "SEC") from time to time.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration
Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Mortgage-Related and Other Asset-Backed Securities Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Emerging Markets Risk: the risk of investing in securities of issuers economically tied to countries with developing economies, which may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries
Focused Investment Risk: the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit, management and valuation risks, as well as the risks of valuation complexity. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on exchanges or through a central counterparty, credit risk resides with the creditworthiness of the Portfolio's clearing broker or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar or other foreign (non-U.S.) currencies and adversely affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and/or reduced demand for the issuer's goods or services
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Municipal Securities Risk: the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue
Please see "Description of Principal Risks" for more information regarding the risks associated with investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable "wrap" fees by clients of "wrap-fee" programs that invest in the Portfolio to the program sponsors. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
The Portfolio's benchmark is the Bloomberg Barclays U.S. Intermediate Credit Index. The Bloomberg Barclays U.S. Intermediate Credit Index is an unmanaged index of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes with intermediate maturities ranging from 1 to less than 10 years. Securities must also meet specific liquidity and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an index.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart, the highest quarterly return was 14.01% in Q3 2009, and the lowest quarterly return was -4.90% in Q3 2011.
Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index.
(Fixed Income SHares: Series C) | Bloomberg Barclays U.S. Intermediate Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	4.84%
(Fixed Income SHares: Series C) | Series C
Prospectus:	rr_ProspectusTable
Advisory Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.31%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 393
Annual Return 2009	rr_AnnualReturn2009	27.69%
Annual Return 2010	rr_AnnualReturn2010	17.75%
Annual Return 2011	rr_AnnualReturn2011	4.67%
Annual Return 2012	rr_AnnualReturn2012	16.13%
Annual Return 2013	rr_AnnualReturn2013	1.65%
Annual Return 2014	rr_AnnualReturn2014	2.83%
Annual Return 2015	rr_AnnualReturn2015	1.74%
Annual Return 2016	rr_AnnualReturn2016	0.84%
Annual Return 2017	rr_AnnualReturn2017	6.43%
Annual Return 2018	rr_AnnualReturn2018	0.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 14.01% in Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.90% in Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.90%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	7.65%
(Fixed Income SHares: Series C) | Series C | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.32%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.26%)	[4]
10 Years	rr_AverageAnnualReturnYear10	4.24%	[4]
(Fixed Income SHares: Series C) | Series C | After Taxes on Distributions and Sales of Portfolio Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	4.69%
(Fixed Income SHares: Series M)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses you pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio's operating expenses remain the same (taking into account the Expense Limitation Agreement each year). Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Portfolio's turnover rate for the fiscal year ended December 31, 2018 was 495%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	495.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
FISH: Series M seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. and foreign fixed income instruments of varying maturities including (but not limited to): mortgage- and other asset-backed securities, such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-backed securities, CBOs, CLOs, other CDOs and other similarly structured securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; floating and variable rate debt instruments; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; bank certificates of deposit and fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and derivative instruments that have economic characteristics similar to the securities referenced above.
The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates.
The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non- U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are economically tied to emerging market countries.
The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
The Portfolio may invest up to 50% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality (except that, within such 50% limitation, the Portfolio may invest in mortgage-related securities rated below B). The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices.
The Portfolio may invest without limit in mortgage- or asset-backed securities, including mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although the Portfolio may invest in derivatives of any kind, it expects to invest in futures contracts, swaps and forward foreign currency contracts and to write (sell) put and call options on securities for hedging, risk management or other purposes, including for the purpose or having the effect of creating leverage. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular sector or security.
The Portfolio will not change its policy to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign fixed income instruments of varying maturities unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the SEC from time to time.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:
Mortgage-Related and Other Asset-Backed Securities Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration
Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Focused Investment Risk: the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit, management and valuation risks, as well as the risks of valuation complexity. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on exchanges or through a central counterparty, credit risk resides with the creditworthiness of the Portfolio's clearing broker or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Emerging Markets Risk: the risk of investing in securities of issuers economically tied to countries with developing economies, which may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries
Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and/or reduced demand for the issuer's goods or services
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar or other foreign (non-U.S.) currencies and adversely affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Municipal Securities Risk: the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue
Please see "Description of Principal Risks" for more information regarding the risks associated with investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable "wrap" fees by clients of "wrap-fee" programs that invest in the Portfolio to the program sponsors. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
The Portfolio's benchmark is the Bloomberg Barclays U.S. MBS Fixed-Rate Index. The Bloomberg Barclays U.S. MBS Fixed-Rate Index is an unmanaged index of mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping individual fixed rate MBS pools into generic aggregates. It is not possible to invest directly in an index.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart, the highest quarterly return was 11.90% in Q3 2009, and the lowest quarterly return was -4.38% in Q4 2016.
Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index.
(Fixed Income SHares: Series M) | Bloomberg Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	3.12%
(Fixed Income SHares: Series M) | Series M
Prospectus:	rr_ProspectusTable
Advisory Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.31%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 393
Annual Return 2009	rr_AnnualReturn2009	30.51%
Annual Return 2010	rr_AnnualReturn2010	13.97%
Annual Return 2011	rr_AnnualReturn2011	6.73%
Annual Return 2012	rr_AnnualReturn2012	12.70%
Annual Return 2013	rr_AnnualReturn2013	(0.56%)
Annual Return 2014	rr_AnnualReturn2014	4.94%
Annual Return 2015	rr_AnnualReturn2015	0.55%
Annual Return 2016	rr_AnnualReturn2016	8.78%
Annual Return 2017	rr_AnnualReturn2017	9.60%
Annual Return 2018	rr_AnnualReturn2018	2.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 11.90% in Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.38% in Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	2.23%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	8.63%
(Fixed Income SHares: Series M) | Series M | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.63%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.75%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.05%	[4]
(Fixed Income SHares: Series M) | Series M | After Taxes on Distributions and Sales of Portfolio Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Fixed Income SHares: Series R)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses you pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio's operating expenses remain the same (taking into account the Expense Limitation Agreement each year). Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Portfolio's turnover rate for the fiscal year ended December 31, 2018 was 231%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
FISH: Series R seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. and foreign fixed income instruments including (but not limited to): inflation-indexed bonds issued by both U.S. and non-U.S. governments and corporations, including Treasury Inflation Protected Securities (TIPS); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; mortgage-related and other asset-backed securities including CBOs, CLOs, other CDOs and other similarly structured securities; floating and variable rate debt instruments; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and derivative instruments that have economic characteristics similar to the securities referenced above.
In pursuing its investment objective of real return, the Portfolio ordinarily expects to invest a substantial portion of its assets in inflation-indexed bonds of various maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Certain securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the non-seasonally adjusted Consumer Price Index for All Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B). The Portfolio may invest, subject to applicable law, without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, and U.S. dollar denominated securities of foreign issuers. The Portfolio may invest without limit in investment grade sovereign debt denominated in the relevant country's local currency with less than 1 year remaining to maturity ("short-term investment grade sovereign debt"), including short-term investment grade sovereign debt issued by emerging market issuers. The Portfolio may invest up to 20% of its total assets in securities of issuers economically tied to "emerging market" countries other than investments in short-term investment grade sovereign debt issued by emerging market issuers, where as noted above there is no limit.
The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. Although the Portfolio may invest in derivatives of any kind, it expects to invest in futures contracts, swaps and forward foreign currency contracts and to write (sell) put and call options on securities for hedging, risk management or other purposes, including for the purpose or having the effect of creating leverage. The Portfolio may lend its securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The Portfolio will not change its policy to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the SEC from time to time.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration
Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Mortgage-Related and Other Asset-Backed Securities Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Emerging Markets Risk: the risk of investing in securities of issuers economically tied to countries with developing economies, which may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries
Focused Investment Risk: the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit, management and valuation risks, as well as the risks of valuation complexity. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on exchanges or through a central counterparty, credit risk resides with the creditworthiness of the Portfolio's clearing broker or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar or other foreign (non-U.S.) currencies and adversely affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and/or reduced demand for the issuer's goods or services
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Municipal Securities Risk: the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Please see "Description of Principal Risks" for more information regarding the risks associated with investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable "wrap" fees by clients of "wrap-fee" programs that invest in the Portfolio to the program sponsors. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
The Portfolio's benchmark is the Bloomberg Barclays U.S. TIPS Index. The Bloomberg Barclays U.S. TIPS Index is an unmanaged index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding. It is not possible to directly invest in an index.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart, the highest quarterly return was 8.13% in Q1 2009, and the lowest quarterly return was -7.79% in Q2 2013.
Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index.
(Fixed Income SHares: Series R) | Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.26%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	3.64%
(Fixed Income SHares: Series R) | Series R
Prospectus:	rr_ProspectusTable
Advisory Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.29%	[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
Annual Return 2009	rr_AnnualReturn2009	23.00%
Annual Return 2010	rr_AnnualReturn2010	10.22%
Annual Return 2011	rr_AnnualReturn2011	21.00%
Annual Return 2012	rr_AnnualReturn2012	11.85%
Annual Return 2013	rr_AnnualReturn2013	(7.28%)
Annual Return 2014	rr_AnnualReturn2014	3.55%
Annual Return 2015	rr_AnnualReturn2015	(3.47%)
Annual Return 2016	rr_AnnualReturn2016	5.68%
Annual Return 2017	rr_AnnualReturn2017	5.16%
Annual Return 2018	rr_AnnualReturn2018	(2.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 8.13% in Q1 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -7.79% in Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	6.30%
(Fixed Income SHares: Series R) | Series R | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.06%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.31%)	[4]
10 Years	rr_AverageAnnualReturnYear10	3.70%	[4]
(Fixed Income SHares: Series R) | Series R | After Taxes on Distributions and Sales of Portfolio Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	3.94%
(Fixed Income SHares: Series TE)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks high current income exempt from U.S. federal income tax consistent with prudent investment management. Total return/capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses you pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio's operating expenses remain the same (taking into account the Expense Limitation Agreement each year). Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Portfolio's turnover rate for the fiscal year ended December 31, 2018 was 57%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
FISH: Series TE seeks to achieve its objective by investing in municipal securities to generate income exempt from U.S. federal income tax. Under normal circumstances, the Portfolio will not purchase bonds subject to the federal alternative minimum tax ("AMT"). The Portfolio normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. fixed income instruments comprised of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax, including (but not limited to):
  municipal debt securities issued by states and their agencies, authorities and other instrumentalities which are exempt from federal income tax;
  municipal debt securities issued by local governments and their agencies, authorities and other instrumentalities which are exempt from federal income tax; and
  tax-exempt structured notes, which may contain embedded derivatives.
The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates.
The Portfolio may invest without limit in U.S. dollar denominated securities. The Portfolio may invest without limit in U.S. Government securities, money market instruments and/or "private activity" bonds that are exempt from federal income tax. To the extent distributions derived from "private activity" bonds may be subject to the federal AMT, investments in such "private activity" bonds will be limited by the 80% policy noted above. The Portfolio may invest more than 25% of its total assets in bonds of issuers in either California or New York, or both. To the extent that the Portfolio concentrates its investments in California or New York, it will be particularly subject to California or New York state-specific risks, as applicable.
The Portfolio will invest, under normal circumstances, in debt securities that are rated "investment grade", or, if unrated, determined by PIMCO to be of comparable quality, at the time of purchase.
Subject to the 80% policy noted above, the Portfolio may invest the remainder of its assets in fixed income securities that generate income that is not exempt from federal income tax (for example, Build America Bonds).
The Portfolio may invest in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. Although the Portfolio did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, inverse floating rate debt securities ("inverse floaters"). The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The Portfolio will not change its policy to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. fixed income instruments comprised of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the SEC from time to time.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:
Municipal Securities Risk: the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue
Municipal Project-Specific Risk: the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Municipal Bond Market Risk: the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration
Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Focused Investment Risk: the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit, management and valuation risks, as well as the risks of valuation complexity. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on exchanges or through a central counterparty, credit risk resides with the creditworthiness of the Portfolio's clearing broker or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and/or reduced demand for the issuer's goods or services
California State-Specific Risk: the risk that the Portfolio, to the extent it concentrates its investments in California municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that the Portfolio, to the extent it concentrates its investments in New York municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Please see "Description of Principal Risks" for more information regarding the risks associated with investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable "wrap" fees by clients of "wrap-fee" programs that invest in the Portfolio to the program sponsors. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
The Portfolio's benchmark is the Bloomberg Barclays 1-Year Municipal Bond Index. The Bloomberg Barclays 1-Year Municipal Bond Index is the 1 Year (1-2) component of the Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. It is not possible to invest directly in an index.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart, the highest quarterly return was 3.17% in Q2 2016, and the lowest quarterly return was -4.20% in Q2 2013.
Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index.
(Fixed Income SHares: Series TE) | Bloomberg Barclays 1-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
(Fixed Income SHares: Series TE) | Series TE
Prospectus:	rr_ProspectusTable
Advisory Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[6]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.08%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 103
Annual Return 2013	rr_AnnualReturn2013	(3.05%)
Annual Return 2014	rr_AnnualReturn2014	5.30%
Annual Return 2015	rr_AnnualReturn2015	5.17%
Annual Return 2016	rr_AnnualReturn2016	0.40%
Annual Return 2017	rr_AnnualReturn2017	8.61%
Annual Return 2018	rr_AnnualReturn2018	0.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.17% in Q2 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.20% in Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	0.97%
5 Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
(Fixed Income SHares: Series TE) | Series TE | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.93%	[7]
5 Years	rr_AverageAnnualReturnYear05	3.72%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012	[7]
(Fixed Income SHares: Series TE) | Series TE | After Taxes on Distributions and Sales of Portfolio Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.06%
5 Years	rr_AverageAnnualReturnYear05	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
(Fixed Income SHares: Series LD)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses you pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio's operating expenses remain the same (taking into account the Expense Limitation Agreement each year). Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Portfolio's turnover rate for the fiscal year ended December 31, 2018 was 290%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	290.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
FISH: Series LD seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a diversified portfolio of U.S. and foreign fixed income securities of varying maturities, including (but not limited to): obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities including CBOs, CLOs, other CDOs and other similarly structured securities; inflation-indexed bonds issued by both U.S. and non-U.S. governments and corporations, including Treasury Inflation Protected Securities ("TIPS"); structured notes, including hybrid or "indexed" securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; floating and variable rate debt instruments; and derivative instruments that have economic characteristics similar to the securities referenced above.
The average duration of the Portfolio will normally be between zero and five years; however, the duration of the Portfolio will vary based on PIMCO's forecast for interest rates. The Portfolio's average duration may vary significantly from time to time, and there is no assurance that the Portfolio's duration will be within the zero to five year range at any time. The Portfolio may invest in instruments of any maturity or duration.
The Portfolio may invest without limit in high yield securities ("junk bonds") rated below Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are economically tied to emerging market countries. The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Portfolio may invest without limit in mortgage-related and other asset-backed securities, including mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Although the Portfolio may invest in derivatives of any kind, it expects to invest in futures contracts, swaps and forward foreign currency contracts and to write (sell) put and call options on securities for hedging, risk management or other purposes, including for the purpose or having the effect of creating leverage. The Portfolio may, without limitation, seek to obtain market exposure by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Portfolio may also invest in preferred securities.
The Portfolio will not change its policy to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign fixed income securities of varying maturities unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the SEC from time to time.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration
Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Mortgage-Related and Other Asset-Backed Securities Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Emerging Markets Risk: the risk of investing in securities of issuers economically tied to countries with developing economies, which may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries
Focused Investment Risk: the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit, management and valuation risks, as well as the risks of valuation complexity. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on exchanges or through a central counterparty, credit risk resides with the creditworthiness of the Portfolio's clearing broker or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar or other foreign (non-U.S.) currencies and adversely affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Municipal Securities Risk: the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and/or reduced demand for the issuer's goods or services
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Please see "Description of Principal Risks" for more information regarding the risks associated with investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable "wrap" fees by clients of "wrap-fee" programs that invest in the Portfolio to the program sponsors. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
The Portfolio's benchmark is the ICE BofAML 1-3 Year U.S. Treasury Index. The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an index.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart, the highest quarterly return was 2.31% in Q3 2016, and the lowest quarterly return was -1.11% in Q4 2018.
Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual total returns compare with the returns of a broad-based securities market index.
(Fixed Income SHares: Series LD) | ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
(Fixed Income SHares: Series LD) | Series LD
Prospectus:	rr_ProspectusTable
Advisory Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	3.02%	[8]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.02%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,337
Annual Return 2014	rr_AnnualReturn2014	3.54%
Annual Return 2015	rr_AnnualReturn2015	4.05%
Annual Return 2016	rr_AnnualReturn2016	4.17%
Annual Return 2017	rr_AnnualReturn2017	3.64%
Annual Return 2018	rr_AnnualReturn2018	1.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.31% in Q3 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.11% in Q4 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
(Fixed Income SHares: Series LD) | Series LD | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.77%)	[7]
5 Years	rr_AverageAnnualReturnYear05	1.35%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013	[7]
(Fixed Income SHares: Series LD) | Series LD | After Taxes on Distributions and Sales of Portfolio Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013

[1]	The Portfolio does not pay an advisory fee to Pacific Investment Management Company LLC ("PIMCO") under the Investment Advisory Contract between the Trust and PIMCO (the "Investment Advisory Contract"). However, the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.
[2]	"Other Expenses" include interest expense of 0.31%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.00%.
[3]	Pursuant to an Expense Limitation Agreement between the Trust and PIMCO, PIMCO has contractually agreed to waive all fees and/or pay or reimburse all expenses of the Portfolio, including organizational and offering expenses and expenses associated with obtaining or maintaining a Legal Entity Identifier, but excluding extraordinary expenses, including extraordinary legal expenses, and expenses incurred as a result of portfolio investments, such as any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolio invests, taxes, governmental fees and dividends and interest on short positions. The Expense Limitation Agreement will continue in effect, unless sooner terminated by the Trust's Board of Trustees, for so long as PIMCO serves as the investment adviser to the Portfolio pursuant to the Investment Advisory Contract. During the fiscal year ended December 31, 2018, the amounts waived and/or reimbursed pursuant to the Expense Limitation Agreement when rounded were less than 0.01%.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
[5]	"Other Expenses" include interest expense of 1.29%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.00%.
[6]	"Other Expenses" include interest expense of 0.08%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.00%.
[7]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
[8]	"Other Expenses" include interest expense of 3.02%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.00%.